LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Equity investments	$ 139,145
Equity method investments, other than impairments	1,900,000
Recognized loss from equity method investments	70,968	$ (836)
Impairment charges		0
Carrying value of equity investments without readily determinable fair value	139,145		$ 86,889
Initial investment equity investments without readily determinable fair value	711,000
Impairment charges of equity method investments	10,000.00	20,000.00
Transactions for identical or similar investments	70,000.00
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Recognized loss from equity method investments	$ 0	$ 800